New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2021
New standards and interpretations not yet adopted
New standards and interpretations not yet adopted

30.  New standards and interpretations not yet adopted

A number of new and amended standards are effective for annual periods beginning after January 1, 2021 and earlier application is permitted; however, the Group has not earlier adopted the new or amended standards in preparing these consolidated financial statements. These new and amended standards are not expected to have a significant impact on the Group’s consolidated financial statements.

●	COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16);
●	Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37);
●	Annual Improvements to IFRS Standards 2018-2020;
●	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16);
●	Reference to the Conceptual Framework (Amendments to IFRS 3);
●	IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts;
●	Classification of liabilities as current or non-current (Amendments to IAS 1);
●	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2);
●	Definition of Accounting Estimate (Amendments to IAS 8);
●	Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction Amendments to IAS 12 Income Taxes.